Non-controlling interests	12 Months Ended
Dec. 31, 2024
Non-controlling interests

17.   Non-controlling interests

Through the License Agreement, Quantum acquired 34.66% of Celly on July 31, 2023. As of December 31, 2024, the Company has a 22.95% (December 31, 2023 – 26.15%) ownership interest in Celly through common shares held in Celly. The non-controlling interest represents the common shares of Celly not attributable to the Company.

Reconciliation of non-controlling interest is as follows:

$
Balance, December 31, 2022	-
Initial recognition of non-controlling interests	(24,467)
Share-based payments	16,702
Dividend	8,673
Net loss for the year	(328,409)
Balance, December 31, 2023	(327,501)
Net loss for the year	(712,805)
Balance, December 31, 2024	(1,040,306)